CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Current assets:
Cash and cash equivalents (note 5)	$ 505,264	$ 64,126
Trade accounts receivable (note 6)	196,480	320,931
Income taxes receivable	4,632	0
Inventories (note 7)	727,992	1,052,052
Prepaid expenses, deposits and other current assets	110,105	77,064
Total current assets	1,544,473	1,514,173
Non-current assets:
Property, plant and equipment (note 8)	896,800	994,980
Right-of-use assets	59,445	73,539
Intangible assets (note 10)	289,901	383,864
Goodwill	206,636	227,865
Deferred tax assets	17,689	9,917
Other non-current assets	6,004	6,732
Total non-current assets	1,476,475	1,696,897
Total assets	3,020,948	3,211,070
Current liabilities:
Accounts payable and accrued liabilities	343,722	406,631
Income taxes payable	0	1,255
Current lease liabilities	15,884	14,518
Total current liabilities	359,606	422,404
Non-current liabilities:
Long-term debt (note 11)	1,000,000	845,000
Non-current lease liabilities	66,580	66,982
Other non-current liabilities (note 12)	35,865	42,190
Total non-current liabilities	1,102,445	954,172
Total liabilities	1,462,051	1,376,576
Equity (note 13):
Share capital	183,938	174,218
Contributed surplus	24,936	32,769
Retained earnings	1,359,061	1,628,042
Accumulated other comprehensive income	(9,038)	(535)
Total equity attributable to shareholders of the Company	1,558,897	1,834,494
Total liabilities and equity	$ 3,020,948	$ 3,211,070